Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrant Liability [Abstract]
Beginning balance	£ 131	£ 1,006
Issued during the year	4,080	131
Settled during the year	(127)
Fair value changes during the year	46,691	(1,006)
Ending balance	£ 50,775	£ 131